Income Taxes (Details) - Schedule of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of valuation allowance [Abstract]
Beginning balance	$ 826,870,000	$ 737,560,000	$ 699,694,000
Additions	64,050,000	94,935,000	38,500,000
Decrease	0	(5,625,000)	(634,000)
Ending balance	$ 890,920,000	$ 826,870,000	$ 737,560,000